                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2032
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                         MFS GROWTH OPPORTUNITIES FUND
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: December 31, 2004
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
ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) GROWTH OPPORTUNITIES FUND                                12/31/04


ANNUAL REPORT
--------------------------------------------------------------------------------

                                                           [logo] M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        ANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                5
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    6
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  9
                        ------------------------------------------------------
                        EXPENSE TABLE                                       13
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            15
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                21
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       32
                        ------------------------------------------------------
                        REPORT OF INDEPENDENT REGISTERED
                        PUBLIC ACCOUNTING FIRM                              43
                        ------------------------------------------------------
                        TRUSTEES AND OFFICERS                               44
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND
                        INFORMATION                                         48
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      48
                        ------------------------------------------------------
                        FEDERAL TAX INFORMATION                             48
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

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LETTER FROM THE CEO
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Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

   o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

   o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

   o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

   o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

   o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

   o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

January 14, 2005

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

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PORTFOLIO COMPOSITION
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PORTFOLIO STRUCTURE

Stocks                         96.8%
Cash & Other Net Assets         3.2%

TOP TEN HOLDINGS

Johnson & Johnson                                                         4.2%
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Cisco Systems, Inc.                                                       3.7%
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Wyeth                                                                     3.0%
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Microsoft Corp.                                                           3.0%
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Amgen, Inc.                                                               2.8%
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IAC/InterActiveCorp                                                       2.7%
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PepsiCo, Inc.                                                             2.5%
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Procter & Gamble Co.                                                      2.3%
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Dell, Inc.                                                                2.3%
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Medtronic, Inc.                                                           2.1%
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SECTOR WEIGHTINGS

Health Care                                                              24.3%
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Technology                                                               22.5%
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Retailing                                                                 9.3%
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Leisure                                                                   8.1%
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Industrial Good & Services                                                6.6%
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Consumer Staples                                                          5.8%
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Financial Services                                                        5.7%
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Special Products & Services                                               4.2%
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Transportation                                                            2.6%
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Energy                                                                    2.3%
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Utilities & Communications                                                2.0%
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Basic Materials                                                           1.9%
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Autos & Housing                                                           1.5%
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Percentages are based on net assets as of 12/31/04.

The portfolio is actively managed, and current holdings may be different.

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MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the year ended December 31, 2004, Class A shares of the MFS Growth Opportunities Fund provided a total return of 10.75%, not including sales charges, outperforming the 6.30% return for the fund's benchmark, the Russell 1000 Growth Index. The investment objective for the fund is growth of capital. The fund invests, under normal market conditions, at least 65% of its net assets in common stocks and equity related securities that MFS believes possess above-average growth opportunities. The fund generally focuses on companies with large market capitalizations. The fund may also invest in fixed-income securities if valuations or economic conditions make these securities attractive. The fund may also invest in foreign securities.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that record-high oil prices, rising short-term interest rates in the U.S., a decline in the value of the U.S. dollar against most major currencies, as well as geopolitical uncertainty impacted markets. Going into the last quarter of 2004, oil prices pulled back from their record levels, and in our view, investors seemed to recognize that corporate profits and economic growth were up considerably for the year.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the health care sector was the largest contributor to performance relative to the Russell 1000 Growth Index. In industrial goods and services and utilities and communications, a combination of stock selection and allocation contributed to relative performance.

In health care, underweighting Pfizer* and avoiding Merck* boosted relative returns, as both stocks performed poorly over the period.

In the industrial goods and services sector our position in Tyco International (not a constituent of the index) enhanced relative performance.

In the utilities and communications sector Sprint contributed to relative performance.

A variety of stocks in other sectors also aided relative results. In technology, underweighting Intel* helped results as the stock underperformed during the period. Conversely, Marvell Technology Co. (not a constituent in the index), which produces digital and mixed-signal integrated circuits for data storage and broadband communications applications, turned in strong results, aiding relative performance. Avoiding consumer staples stock Coca- Cola Co. also enhanced relative performance as that stock performed poorly over the period. In basic materials, iron ore miner Companhia Vale do Rio Doce (not a constituent in the index) aided overall relative results. In the transportation sector, holding the express delivery firm FedEx Corp. also proved positive to relative performance. Retailer Target Corp. was also among the top overall contributors.

DETRACTORS FROM PERFORMANCE

On the negative side, stock selection in the leisure and the financial services sectors detracted from relative performance.

Within the leisure sector, Clear Channel Communications* proved disappointing, as expected advertising revenue failed to materialize during the period. Our avoidance of Starbucks Corp. hurt relative results, as we missed the rally in the price of this specialty coffee purveyor.

Although the financial services sector was among the largest detractors from relative performance, no stocks within the sector were among the fund's overall top detractors.

In the technology sector our relative avoidance of QUALCOMM* detracted from performance as the stock performed strongly over the period. Two other technology securities also detracted from performance. Our positions in Ascential Sofware Corp.* and IAC/InterActive Corp. proved disappointing as both of those stocks performed poorly over the period. In the retailing sector our underweighting of strong performing Home Depot* detracted from relative results. Elsewhere in the sector, Rite Aid* detracted from results. Not owning managed care stock UnitedHealth Group Inc.* hurt relative results. Also in health care our overweighting of AstraZeneca PLC detracted from relative performance as that stock decreased in value.

    Respectfully,

/s/ Peggy Adams                            /s/ Gregory Locraft

    Peggy Adams                                Gregory Locraft
    Portfolio Manager                          Portfolio Manager

The views expressed in this report are those of the portfolio managers team only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

*Stock was not held in the portfolio at period end.

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PERFORMANCE SUMMARY THROUGH 12/31/04
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include any applicable contingent deferred sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                 MFS Growth             Russell
                Opportunities         1000 Growth
               Fund - Class A            Index
--------------------------------------------------
12/94             $ 9,425              $10,000
12/95              12,675               13,718
12/96              15,447               16,889
12/97              19,044               22,039
12/98              24,599               30,569
12/99              32,673               40,705
12/00              28,982               31,578
12/01              21,832               25,128
12/02              15,359               18,122
12/03              19,765               23,513
12/04              21,890               24,994

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

                        Class
   Share class      inception date     1-yr      3-yr       5-yr       10-yr
------------------------------------------------------------------------------
        A               9/9/70         10.75%      0.09%     -7.70%      8.79%
------------------------------------------------------------------------------
        B               9/7/93          9.94%     -0.66%     -8.39%      7.91%
------------------------------------------------------------------------------
        I               1/2/97         11.09%      0.31%     -7.46%      8.98%
------------------------------------------------------------------------------

--------------------
  Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average large-cap growth fund+          7.18%     -0.51%     -8.22%      8.55%
------------------------------------------------------------------------------
Russell 1000 Growth Index#              6.30%     -0.18%     -9.29%      9.59%
------------------------------------------------------------------------------

--------------------
  Average annual
 with sales charge
--------------------

    Share class
------------------------------------------------------------------------------
        A                               4.38%     -1.87%     -8.78%      8.15%
------------------------------------------------------------------------------
        B                               5.94%     -1.66%     -8.64%      7.91%
------------------------------------------------------------------------------

I Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
    Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
        A                              10.75%      0.26%    -33.00%    132.25%
------------------------------------------------------------------------------
        B                               9.94%     -1.97%    -35.47%    114.18%
------------------------------------------------------------------------------
        I                              11.09%      0.95%    -32.15%    136.40%
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+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell 1000 Growth Index - measures large-cap U.S. growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A share performance including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B share performance including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class I shares have no sales charge are are only available to certain investors.

Performance for Class I shares includes the performance of the fund's Class A shares for periods prior to their offering. Blended class performance has been adjusted to reflect that Class I shares bear no sales charge, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). The use of blended performance generally results in lower performance than Class I shares would have experienced had they been offered for the entire period.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower.

From time to time the fund may receive proceeds from the settlement of a class-action lawsuit, without which, performance would have been lower.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

Market risk is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

Growth companies risk, is the risk that the prices of growth company securities held by the portfolio, which are the portfolio's principal investment focus, will fall to a greater extent than the overall equity markets due to changing economic, political or market conditions.

Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the portfolio's value may not rise as much as the value of portfolios that emphasize smaller cap companies.

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in buying and selling these stocks at prevailing market prices.

When interest rates rise, the prices of fixed income securities in the portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the portfolio will generally rise.

Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the portfolio's fixed income investments will affect the volatility of the portfolio's share price.

Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

The portfolio's value will vary daily since its investments will fluctuate in response to issuer, market, regulatory, economic, or political developments. Please see the prospectus for further information regarding these and other risk considerations.

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EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM JULY 1, 2004, THROUGH DECEMBER 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------
Share Class
-----------

--------------------------------------------------------------------------------
                                                                   Expenses
                        Annualized    Beginning      Ending       Paid During
                          Expense   Account Value Account Value     Period**
                           Ratio      7/01/04       12/31/04    7/01/04-12/31/04
--------------------------------------------------------------------------------
          Actual           0.95%      $1,000         $1,073          $4.96
   A  --------------------------------------------------------------------------
          Hypothetical*    0.95%      $1,000         $1,020          $4.84

--------------------------------------------------------------------------------
          Actual           1.70%      $1,000         $1,070          $8.87
   B  --------------------------------------------------------------------------
          Hypothetical*    1.70%      $1,000         $1,017          $8.64
--------------------------------------------------------------------------------
          Actual           0.71%      $1,000         $1,074          $3.71
   I  --------------------------------------------------------------------------
          Hypothetical*    0.71%      $1,000         $1,022          $3.62
--------------------------------------------------------------------------------
 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 12/31/04
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your portfolio.
It is categorized by broad-based asset classes.

Stocks - 96.8%
-------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES              $ VALUE
-------------------------------------------------------------------------------------------------
Aerospace - 1.0%
-------------------------------------------------------------------------------------------------
Lockheed Martin Corp.^                                                84,200           $4,677,310
-------------------------------------------------------------------------------------------------
Airlines - 1.1%
-------------------------------------------------------------------------------------------------
Southwest Airlines Co.^                                              323,200           $5,261,696
-------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.9%
-------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                       32,800           $2,974,632
-------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., "A"^                                         39,700            1,691,220
-------------------------------------------------------------------------------------------------
                                                                                       $4,665,852
-------------------------------------------------------------------------------------------------
Automotive - 1.5%
-------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.^                                               120,900           $7,344,675
-------------------------------------------------------------------------------------------------

Banks & Credit Companies - 2.6%
-------------------------------------------------------------------------------------------------
American Express Co.^                                                 66,400           $3,742,968
-------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                      181,666            8,752,668
-------------------------------------------------------------------------------------------------
                                                                                      $12,495,636
-------------------------------------------------------------------------------------------------
Biotechnology - 5.2%
-------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                         210,900          $13,529,235
-------------------------------------------------------------------------------------------------
Cephalon, Inc.^*                                                      10,100              513,888
-------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                       110,200            6,399,314
-------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                              113,100            5,211,648
-------------------------------------------------------------------------------------------------
                                                                                      $25,654,085
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.7%
-------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                         252,800           $4,090,304
-------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"^*                                         272,800            8,958,752
-------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"^                                  148,580            4,938,799
-------------------------------------------------------------------------------------------------
Time Warner, Inc.^*                                                  143,000            2,779,920
-------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                 68,000            1,990,360
-------------------------------------------------------------------------------------------------
                                                                                      $22,758,135
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.4%
-------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                             96,300           $5,755,851
-------------------------------------------------------------------------------------------------
Morgan Stanley^                                                       23,200            1,288,064
-------------------------------------------------------------------------------------------------
                                                                                       $7,043,915
-------------------------------------------------------------------------------------------------

Business Services - 2.6%
-------------------------------------------------------------------------------------------------
Accenture Ltd., "A"^*                                                147,100           $3,971,700
-------------------------------------------------------------------------------------------------
Fiserv, Inc.^*                                                        62,300            2,503,837
-------------------------------------------------------------------------------------------------
Manpower, Inc.                                                        71,200            3,438,960
-------------------------------------------------------------------------------------------------
SOFTBANK CORP.                                                        53,500            2,597,568
-------------------------------------------------------------------------------------------------
                                                                                      $12,512,065
-------------------------------------------------------------------------------------------------
Chemicals - 1.3%
-------------------------------------------------------------------------------------------------
3M Co.                                                                44,900           $3,684,943
-------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                         55,200            2,707,560
-------------------------------------------------------------------------------------------------
                                                                                       $6,392,503
-------------------------------------------------------------------------------------------------
Computer Software - 6.3%
-------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^*                                           37,700             $491,231
-------------------------------------------------------------------------------------------------
Amdocs Ltd.^*                                                        181,500            4,764,375
-------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                            16,500              751,575
-------------------------------------------------------------------------------------------------
Microsoft Corp.                                                      542,200           14,482,162
-------------------------------------------------------------------------------------------------
Oracle Corp.^*                                                       354,600            4,865,112
-------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                      328,100            4,380,135
-------------------------------------------------------------------------------------------------
Symantec Corp.*                                                       47,500            1,223,600
-------------------------------------------------------------------------------------------------
                                                                                      $30,958,190
-------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.8%
-------------------------------------------------------------------------------------------------
CDW Corp.                                                             36,900           $2,448,315
-------------------------------------------------------------------------------------------------
Dell, Inc.*                                                          265,200           11,175,528
-------------------------------------------------------------------------------------------------
                                                                                      $13,623,843
-------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.9%
-------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"^*                                             75,100           $6,061,321
-------------------------------------------------------------------------------------------------
Career Education Corp.*                                               40,900            1,636,000
-------------------------------------------------------------------------------------------------
Procter & Gamble Co.^                                                203,000           11,181,240
-------------------------------------------------------------------------------------------------
                                                                                      $18,878,561
-------------------------------------------------------------------------------------------------
Electrical Equipment - 2.4%
-------------------------------------------------------------------------------------------------
Emerson Electric Co.^                                                 74,000           $5,187,400
-------------------------------------------------------------------------------------------------
Hubbell, Inc., "B"^                                                   23,500            1,229,050
-------------------------------------------------------------------------------------------------
Tyco International Ltd.^                                             154,900            5,536,126
-------------------------------------------------------------------------------------------------
                                                                                      $11,952,576
-------------------------------------------------------------------------------------------------

Electronics - 3.5%
-------------------------------------------------------------------------------------------------
Amphenol Corp., "A"^                                                  95,400           $3,504,996
-------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                 119,700            4,419,324
-------------------------------------------------------------------------------------------------
Applied Materials, Inc.^*                                            135,300            2,313,630
-------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.^*                                       84,900            3,011,403
-------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                   105,400            1,185,750
-------------------------------------------------------------------------------------------------
Xilinx, Inc.^                                                         85,200            2,526,180
-------------------------------------------------------------------------------------------------
                                                                                      $16,961,283
-------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.1%
-------------------------------------------------------------------------------------------------
CVS Corp.^                                                           120,900           $5,448,963
-------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 3.5%
-------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                        235,600          $12,298,320
-------------------------------------------------------------------------------------------------
SYSCO Corp.^                                                         131,000            5,000,270
-------------------------------------------------------------------------------------------------
                                                                                      $17,298,590
-------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.4%
-------------------------------------------------------------------------------------------------
Carnival Corp.^                                                       57,100           $3,290,673
-------------------------------------------------------------------------------------------------
Cendant Corp.                                                        126,600            2,959,908
-------------------------------------------------------------------------------------------------
International Game Technology                                         21,000              721,980
-------------------------------------------------------------------------------------------------
                                                                                       $6,972,561
-------------------------------------------------------------------------------------------------
General Merchandise - 4.2%
-------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                           186,700           $5,830,641
-------------------------------------------------------------------------------------------------
Kohl's Corp.^*                                                        47,400            2,330,658
-------------------------------------------------------------------------------------------------
Target Corp.                                                         144,400            7,498,692
-------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                 92,300            4,875,286
-------------------------------------------------------------------------------------------------
                                                                                      $20,535,277
-------------------------------------------------------------------------------------------------
Insurance - 1.7%
-------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.^                                       118,600           $4,396,502
-------------------------------------------------------------------------------------------------
XL Capital Ltd., "A"^                                                 49,000            3,804,850
-------------------------------------------------------------------------------------------------
                                                                                       $8,201,352
-------------------------------------------------------------------------------------------------
Internet - 5.6%
-------------------------------------------------------------------------------------------------
Amazon.com, Inc.^*                                                    60,300           $2,670,687
-------------------------------------------------------------------------------------------------
eBay, Inc.*                                                           56,000            6,511,680
-------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                486,000           13,423,320
-------------------------------------------------------------------------------------------------
Yahoo!, Inc.                                                        120,800            4,551,744
-------------------------------------------------------------------------------------------------
                                                                                      $27,157,431
-------------------------------------------------------------------------------------------------

Leisure & Toys - 1.4%
-------------------------------------------------------------------------------------------------
Electronic Arts, Inc.^*                                              114,600           $7,068,528
-------------------------------------------------------------------------------------------------

Machinery & Tools - 2.7%
-------------------------------------------------------------------------------------------------
Caterpillar, Inc.^                                                    87,500           $8,532,125
-------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.^                                            52,500            4,865,700
-------------------------------------------------------------------------------------------------
                                                                                      $13,397,825
-------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.8%
-------------------------------------------------------------------------------------------------
Caremark Rx, Inc.^*                                                  125,800           $4,960,294
-------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                      131,300            3,660,644
-------------------------------------------------------------------------------------------------
HCA, Inc.                                                            125,200            5,002,992
-------------------------------------------------------------------------------------------------
                                                                                      $13,623,930
-------------------------------------------------------------------------------------------------
Medical Equipment - 3.9%
-------------------------------------------------------------------------------------------------
Guidant Corp.                                                         34,000           $2,451,400
-------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                      210,400           10,450,568
-------------------------------------------------------------------------------------------------
Millipore Corp.*                                                      34,300            1,708,483
-------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                               144,900            4,374,531
-------------------------------------------------------------------------------------------------
                                                                                      $18,984,982
-------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%
-------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR^                                      97,800           $2,837,178
-------------------------------------------------------------------------------------------------

Oil Services - 2.3%
-------------------------------------------------------------------------------------------------
BJ Services Co.^                                                      62,600           $2,913,404
-------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                  82,500            2,731,575
-------------------------------------------------------------------------------------------------
Noble Corp.^*                                                         58,400            2,904,816
-------------------------------------------------------------------------------------------------
Smith International, Inc.*                                            51,500            2,802,115
-------------------------------------------------------------------------------------------------
                                                                                      $11,351,910
-------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.6%
-------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                     33,700           $2,864,500
-------------------------------------------------------------------------------------------------

Pharmaceuticals - 12.4%
-------------------------------------------------------------------------------------------------
Abbott Laboratories^                                                 219,300          $10,230,345
-------------------------------------------------------------------------------------------------
Allergan, Inc.^                                                       33,300            2,699,631
-------------------------------------------------------------------------------------------------
AstraZeneca PLC, ADR^                                                 67,800            2,467,242
-------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                       88,000            4,994,000
-------------------------------------------------------------------------------------------------
Johnson & Johnson                                                    327,400           20,763,708
-------------------------------------------------------------------------------------------------
Roche Holdings AG                                                     43,100            4,943,518
-------------------------------------------------------------------------------------------------
Wyeth^                                                               345,400           14,710,586
-------------------------------------------------------------------------------------------------
                                                                                      $60,809,030
-------------------------------------------------------------------------------------------------
Pollution Control - 0.5%
-------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                88,000           $2,634,720
-------------------------------------------------------------------------------------------------

Restaurants - 0.6%
-------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.^                                             62,700           $2,870,406
-------------------------------------------------------------------------------------------------

Specialty Stores - 3.1%
-------------------------------------------------------------------------------------------------
Best Buy Co., Inc.^                                                   60,100           $3,571,142
-------------------------------------------------------------------------------------------------
CarMax, Inc.^*                                                        93,100            2,890,755
-------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                     99,200            5,712,928
-------------------------------------------------------------------------------------------------
PETsMART, Inc.^                                                       81,900            2,909,907
-------------------------------------------------------------------------------------------------
                                                                                      $15,084,732
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.0%
-------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR^                                             172,144           $4,713,302
-------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 3.7%
-------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                 947,000          $18,277,100
-------------------------------------------------------------------------------------------------

Telephone Services - 1.0%
-------------------------------------------------------------------------------------------------
Sprint Corp.                                                         194,350           $4,829,598
-------------------------------------------------------------------------------------------------

Trucking - 1.5%
-------------------------------------------------------------------------------------------------
FedEx Corp.                                                           73,400           $7,229,166
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $391,095,109)                                         $473,371,406
-------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 20.9%
-------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost
and Net Asset Value                                              102,008,405         $102,008,405
-------------------------------------------------------------------------------------------------

Portfolio of Investments - continued

Repurchase Agreement - 3.7%
-------------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT              $ VALUE
-------------------------------------------------------------------------------------------------
Goldman Sachs, 2.23%, dated 12/31/04, due 01/03/05,
total to be received $18,134,369 (secured by
various U.S. Treasury and Federal Agency obligations
in a jointly traded account), at Cost                            $18,131,000          $18,131,000
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $511,234,514)                                    $593,510,811
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (21.4)%                                             (104,679,992)
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $488,830,819
-------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

ADR = American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 12/31/04

ASSETS

Investments, at value, including $99,611,541 of securities
on loan (identified cost, $511,234,514)                           $593,510,811
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                        149,131
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                        179,920
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                      246,654
-----------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                   312,491
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $594,399,007
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable to custodian                                                       $23
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                    1,801,554
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   1,120,631
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                         102,008,405
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                         6,728
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           78,585
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                         275,054
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 277,208
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                        $105,568,188
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $488,830,819
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $774,535,605
-----------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         82,278,453
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                     (367,853,565)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                       (129,674)
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $488,830,819
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  55,613,891
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                      $453,190,686
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                51,188,928
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $8.85
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$8.85)                                                    $9.39
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                       $31,507,133
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 3,960,128
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $7.96
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                        $4,133,000
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   464,835
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption
  price per share                                                                               $8.89
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 12/31/04

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                         $6,536,250
-----------------------------------------------------------------------------------------------------
  Interest                                                             353,179
-----------------------------------------------------------------------------------------------------
  Other#                                                               312,491
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (37,337)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                    $7,164,583
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $2,207,181
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                31,436
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                          753,415
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                             1,162,420
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                               330,933
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    47,045
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        179,675
-----------------------------------------------------------------------------------------------------
  Printing                                                              89,254
-----------------------------------------------------------------------------------------------------
  Postage                                                               85,683
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         40,158
-----------------------------------------------------------------------------------------------------
  Legal fees                                                            13,188
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                         18,405
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $4,958,793
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (24,178)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                           (1,360)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $4,933,255
-----------------------------------------------------------------------------------------------------
Net investment income                                                                      $2,231,328
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions*                                         $27,433,621
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                         (1,184)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $27,432,437
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                      $20,438,117
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                               949
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $20,439,066
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $47,871,503
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $50,102,831
-----------------------------------------------------------------------------------------------------

# A non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal
  Proceedings and Transactions with Affiliates footnotes.
* Includes proceeds received from a non-recurring cash settlement in the amount of $932,054 from a class action lawsuit against Cendant Corporation.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 12/31                                              2004                      2003

CHANGE IN NET ASSETS

OPERATIONS

Net investment income (loss)                                       $2,231,328                 $(367,976)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                              27,432,437                29,855,816
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                               20,439,066                93,138,018
--------------------------------------------------------------  -------------              ------------
Change in net assets from operations                              $50,102,831              $122,625,858
--------------------------------------------------------------  -------------              ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  Class A                                                         $(2,234,700)                      $--
-------------------------------------------------------------------------------------------------------
  Class I                                                             (28,413)                       --
--------------------------------------------------------------  -------------              ------------
Total distributions declared to shareholders                      $(2,263,113)                      $--
--------------------------------------------------------------  -------------              ------------
Net change in net assets from fund share transactions           $(119,174,410)             $(13,475,875)
--------------------------------------------------------------  -------------              ------------
Redemption fees                                                           $98                       $--
--------------------------------------------------------------  -------------              ------------
Total change in net assets                                       $(71,334,594)             $109,149,983
--------------------------------------------------------------  -------------              ------------

NET ASSETS

At beginning of period                                           $560,165,413              $451,015,430
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $129,674 and $128,038, respectively)                     $488,830,819              $560,165,413
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                          YEARS ENDED 12/31
                                         ------------------------------------------------------------------------------------
CLASS A                                         2004               2003              2002            2001                2000

Net asset value, beginning of period           $8.03              $6.24             $8.88          $11.77              $19.07
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment income (loss)(S)              $0.04             $(0.00)+++        $(0.01)          $0.00+++            $0.04
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency           0.82               1.79             (2.63)          (2.89)              (2.13)
----------------------------------------  ----------             ------            ------          ------              ------
Total from investment operations               $0.86              $1.79            $(2.64)         $(2.89)             $(2.09)
----------------------------------------  ----------             ------            ------          ------              ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                  $(0.04)               $--               $--          $(0.00)+++          $(0.03)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions               --                 --                --              --               (5.12)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                    --                 --                --              --               (0.06)
----------------------------------------  ----------             ------            ------          ------              ------
Total distributions declared to
shareholders                                  $(0.04)               $--               $--          $(0.00)+++          $(5.21)
----------------------------------------  ----------             ------            ------          ------              ------
Redemption fees added to
paid-in capital#                               $0.00+++             $--               $--             $--                 $--
----------------------------------------  ----------             ------            ------          ------              ------
Net asset value, end of period                 $8.85              $8.03             $6.24           $8.88              $11.77
----------------------------------------  ----------             ------            ------          ------              ------
Total return (%)(+)&                           10.75^^^           28.69^^          (29.65)         (24.67)             (11.30)
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                          YEARS ENDED 12/31
                                         ------------------------------------------------------------------------------------
CLASS A (CONTINUED)                             2004               2003              2002            2001                2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                      0.94               0.89              0.94            0.90                0.80
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                    0.49              (0.03)            (0.09)           0.00**              0.22
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                61                 84                90              96                 141
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                               $453,191           $520,277          $418,590        $699,466          $1,106,281
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                          $0.04*               $--               $--             $--                 $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                      0.94*                --                --              --                  --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                           0.49*                --                --              --                  --
-----------------------------------------------------------------------------------------------------------------------------
  * The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ** Ratio is less than 0.01%. +++Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
 ^^ The fund's net asset value and total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.13 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended December 31, 2003 would have been 2.09% lower.
^^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
  & From time to time the fund may receive proceeds from settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                            YEARS ENDED 12/31
                                           -----------------------------------------------------------------------------------
CLASS B                                            2004                 2003              2002            2001            2000

Net asset value, beginning of period              $7.24                $5.67             $8.12          $10.84          $18.13
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)                         $(0.02)              $(0.05)           $(0.06)         $(0.07)         $(0.10)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency              0.74                 1.62             (2.39)          (2.65)          (2.01)
---------------------------------------------  --------               ------            ------          ------          ------
Total from investment operations                  $0.72                $1.57            $(2.45)         $(2.72)         $(2.11)
---------------------------------------------  --------               ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on investments
  and foreign currency transactions                 $--                  $--               $--             $--          $(5.12)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                       --                   --                --              --           (0.06)
---------------------------------------------  --------               ------            ------          ------          ------
Total distributions declared to
shareholders                                        $--                  $--               $--              --          $(5.18)
---------------------------------------------  --------               ------            ------          ------          ------
Redemption fees added to
paid-in capital#                                  $0.00+++               $--               $--             $--             $--
---------------------------------------------  --------               ------            ------          ------          ------
Net asset value, end of period                    $7.96                $7.24             $5.67           $8.12          $10.84
---------------------------------------------  --------               ------            ------          ------          ------
Total return (%)&                                  9.94^^^             27.69^^          (30.17)         (25.16)         (12.04)
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                            YEARS ENDED 12/31
                                           -----------------------------------------------------------------------------------
CLASS B (CONTINUED)                                2004                 2003              2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                         1.69                 1.67              1.69            1.65            1.60
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                               (0.27)               (0.81)            (0.83)          (0.76)          (0.58)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   61                   84                90              96             141
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                   $31,507              $36,117           $29,417         $53,723         $82,708
------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                              $(0.02)*                $--               $--             $--             $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                         1.69*                  --                --              --              --
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                               (0.27)*                 --                --              --              --
------------------------------------------------------------------------------------------------------------------------------
  * The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
+++ Per share amount was less than $0.01. #Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's net asset value and total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.13 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended December 31, 2003 would have been 2.29% lower.
^^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
  & From time to time the fund may receive proceeds from settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                           YEARS ENDED 12/31
                                           ----------------------------------------------------------------------------------
CLASS I                                            2004                2003              2002            2001            2000

Net asset value, beginning of period              $8.06               $6.26             $8.87          $11.78          $19.08
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment income(S)                        $0.06               $0.01             $0.01           $0.02           $0.08
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency              0.83                1.79             (2.62)          (2.88)          (2.14)
---------------------------------------------  --------              ------            ------          ------          ------
Total from investment operations                  $0.89               $1.80            $(2.61)         $(2.86)         $(2.06)
---------------------------------------------  --------              ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                     $(0.06)                $--               $--          $(0.05)         $(0.06)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                  --                  --                --              --           (5.12)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                       --                  --                --              --           (0.06)
---------------------------------------------  --------              ------            ------          ------          ------
Total distributions declared to
shareholders                                     $(0.06)                $--               $--          $(0.05)         $(5.24)
---------------------------------------------  --------              ------            ------          ------          ------
Redemption fees added to paid-in capital#         $0.00+++              $--               $--             $--             $--
---------------------------------------------  --------              ------            ------          ------          ------
Net asset value, end of period                    $8.89               $8.06             $6.26           $8.87          $11.78
---------------------------------------------  --------              ------            ------          ------          ------
Total return (%)&                                 11.09^^^            28.75^^          (29.43)         (24.32)         (11.19)
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                           YEARS ENDED 12/31
                                           ----------------------------------------------------------------------------------
CLASS I (CONTINUED)                                2004                2003              2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                         0.69                0.67              0.69            0.65            0.60
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                              0.77                0.19              0.17            0.24            0.42
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   61                  84                90              96             141
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                    $4,133              $3,771            $3,008          $4,315          $5,710
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                             $0.06*                $--               $--             $--             $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                         0.69*                 --                --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                              0.77*                 --                --              --              --
-----------------------------------------------------------------------------------------------------------------------------
  * The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
+++ Per share amount was less than $0.01. #Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's net asset value and total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.13 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended December 31, 2003 would have been 2.07% lower.
^^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
  & From time to time the fund may receive proceeds from settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Growth Opportunities Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money Market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund was a participant in a class-action lawsuit against Cendant Corporation. On March 26, 2003 the fund received a partial cash settlement in the amount of $8,991,505, recorded as a realized gain on investment transactions. The partial proceeds from the non-recurring litigation settlement resulted in an increase in net asset value of $0.13 per share based on the shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended December 31, 2003 would have been lower by 2.09%, 2.29%, and 2.07% for Class A, B, and I shares, respectively.

The fund may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund. The fund was a participant in a class action lawsuit against Cendant Corporation. On March 19, 2004, the fund received the remaining cash settlement of $932,054.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended December 31, 2004, the fund's custodian fees were reduced by $3,695 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended December 31, 2004, the fund's miscellaneous expenses were reduced by $20,483 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, wash sales, and distributions in excess.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                                  12/31/04            12/31/03
Distributions declared from:
--------------------------------------------------------------------------------
Ordinary income                                $2,263,113*                 $--
--------------------------------------------------------------------------------
      * Included in the fund's distributions from ordinary income $31,332 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

During the year ended December 31, 2004, accumulated net investment loss decreased by $30,149, accumulated net realized loss on investments and foreign currency transactions decreased by $1,183, and paid-in capital decreased by $31,332 due to differences between book and tax accounting for foreign currency transactions and distributions in excess. This change had no effect on the net assets or net asset value per share.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                   $(366,693,160)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)         81,118,048
          ----------------------------------------------------------
          Other temporary differences                      (129,674)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2009, $(193,503,706) and December 31, 2010 $(173,189,454).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $200 million of average net assets             0.50%
          ----------------------------------------------------------
          Average net assets in excess of $200 million         0.40%
          ----------------------------------------------------------

Management fees incurred for the year ended December 31, 2004 were an effective rate of 0.44% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for certain current Independent Trustees. Included in Trustees' compensation is a net increase of $6,779 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $7,138 for retired Independent Trustees for the year ended December 31, 2004.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $312,491, which resulted in an increase in net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were recorded.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the year ended December 31, 2004, the fund paid MFS $47,045, equivalent to 0.0094% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $29,411 for the year ended December 31, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A and Class B shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                         CLASS A         CLASS B

Distribution Fee                                          0.10%            0.75%
--------------------------------------------------------------------------------
Service Fee                                               0.25%*           0.25%
--------------------------------------------------------------------------------
Total Distribution Plan                                   0.35%            1.00%
--------------------------------------------------------------------------------
* Reduced to 0.15% for assets sold prior to March 1, 1991.

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the year ended December 31, 2004 amounted to:

                                                         CLASS A         CLASS B

Service Fee Retained by MFD                              $95,187          $1,435
--------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the Trust may determine.

Fees incurred under the distribution plan during the year ended December 31, 2004 were as follows:

                                                         CLASS A         CLASS B

Effective Annual Percentage Rates                          0.25%           1.00%
--------------------------------------------------------------------------------

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended December 31, 2004 were as follows:

                                                         CLASS A         CLASS B

Contingent Deferred Sales Charges Imposed                 $1,863         $76,727
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. For the period July 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. Effective January 1, 2005, the fund is charged up to 0.1035% of its average daily net assets. For the year ended December 31, 2004, the fund paid MFSC a fee of $478,225 for shareholder services which equated to 0.0953% of the fund's average daily net assets. Shareholder service costs include out-of-pocket expenses and sub-accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $151,882, and other costs paid by the fund directly to unaffiliated vendors for the year ended December 31, 2004.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $294,823,981 and $402,966,199, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                               $512,394,919
          ----------------------------------------------------------
          Gross unrealized appreciation                 $83,886,385
          ----------------------------------------------------------
          Gross unrealized depreciation                  (2,770,493)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $81,115,892
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Year ended 12/31/04                   Year ended 12/31/03
                                      SHARES             AMOUNT             SHARES             AMOUNT

CLASS A SHARES

Shares sold                            2,151,156         $17,746,022        21,195,348        $142,114,579
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of dividends             244,599           2,115,794                --                  --
-------------------------------------------------------------------------------------------------------------
Shares reacquired                    (15,998,228)       (131,449,865)      (23,440,728)       (154,474,460)
-------------------------------------------------------------------------------------------------------------
Net change                           (13,602,473)      $(111,588,049)       (2,245,380)       $(12,359,881)
-------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                              574,862          $4,248,338         1,274,468          $8,244,553
-------------------------------------------------------------------------------------------------------------
Shares reacquired                     (1,606,352)        (11,819,347)       (1,470,916)         (9,258,294)
-------------------------------------------------------------------------------------------------------------
Net change                            (1,031,490)        $(7,571,009)         (196,448)        $(1,013,741)
-------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                               42,748            $363,665            30,534            $218,914
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of dividends               3,274              28,413                --                  --
-------------------------------------------------------------------------------------------------------------
Shares reacquired                        (48,876)           (407,430)          (43,696)           (321,167)
-------------------------------------------------------------------------------------------------------------
Net change                                (2,854)           $(15,352)          (13,162)          $(102,253)
-------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended December 31, 2004 was $4,318, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended December 31, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005. It is expected that this distribution will be made by the SEC to the affected MFS funds on or around February 14, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution (which has been accrued to the affected funds and is expected to be distributed on or around February 14, 2005) to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees and the Shareholders of MFS Growth Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of MFS Growth Opportunities Fund (the "Fund"), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Growth Opportunities Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 24, 2005

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------------------------------
The Trustees and officers of the trust, as of February 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                             POSITION(s) HELD       TRUSTEE/OFFICER     PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH             WITH FUND               SINCE(1)                      OTHER DIRECTORSHIPS(2)
-------------------          ----------------       ---------------     -------------------------------------------------------
INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of  February 1992       Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                  services company), Chairman, Trustee and Chief
                                                                        Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee               August 1993         Brigham and Women's Hospital, Chief of Cardiac Surgery;
(born 03/11/37)                                                         Harvard Medical School, Professor of Surgery

David H. Gunning              Trustee               January 2004        Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                         provider), Vice Chairman/ Director (since April 2001);
                                                                        Encinitos Ventures (private investment company),
                                                                        Principal (1997 to April 2001); Lincoln Electric
                                                                        Holdings, Inc. (welding equipment manufacturer),
                                                                        Director; Southwest Gas Corporation (natural gas
                                                                        distribution company), Director

William R. Gutow              Trustee               December 1993       Private investor and real  estate consultant; Capitol
(born 09/27/41)                                                        Entertainment Management Company (video franchise),
                                                                        Vice Chairman

Michael Hegarty               Trustee               December 2004       Retired; AXA Financial (financial services and
(born 12/21/44)                                                         insurance), Vice Chairman and Chief Operating Officer
                                                                        (until May 2001); The Equitable Life Assurance Society
                                                                        (insurance), President and Chief Operating Officer
                                                                        (until May 2001)

Amy B. Lane                   Trustee               January 2004        Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                         Investment Banking Group (1997 to February 2001);
                                                                        Borders Group, Inc. (book and music retailer),
                                                                        Director; Federal Realty Investment Trust (real estate
                                                                        investment trust), Trustee

Lawrence T. Perera            Trustee               July 1981           Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee               August 1993         Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                         specialists), President; Wellfleet Investments
                                                                        (investor in health care companies), Managing General
                                                                        Partner (since 1993); Cambridge Nutraceuticals
                                                                        (professional nutritional products), Chief Executive
                                                                        Officer (until May 2001)

Elaine R. Smith               Trustee               February 1992       Independent health care industry consultant
(born 04/25/46)

OFFICERS
Robert J. Manning(3)          Advisory Trustee and  December 2004       Massachusetts Financial Services Company, Chief
(born 10/20/63)               President             (Advisory           Executive Officer, President, Chief Investment
                                                    Trustee);           Officer and Director
                                                    February-December
                                                    2004 (Trustee)

James R. Bordewick, Jr.(3)    Assistant Secretary   September 1990      Massachusetts Financial Services Company, Senior Vice
(born 03/06/59)               and Assistant Clerk                       President and Associate General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk   September 2004      Massachusetts Financial Services Company, Executive
(born 12/01/56)                                                         Vice President, General Counsel and Secretary (since
                                                                        April 2004); Hale and Dorr LLP (law firm), Partner
                                                                        (prior to April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer   May 2003            Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                         President (since April 2003); Brown Brothers Harriman
                                                                        & Co., Senior Vice President (November 2002 to April
                                                                        2003); ING Groep N.V./Aeltus Investment Management,
                                                                        Senior Vice President (prior to November 2002)

James F. DesMarais(3)         Assistant Secretary   September 2004      Massachusetts Financial Services Company, Assistant
(born 03/09/61)               and Assistant Clerk                       General Counsel


Richard M. Hisey(3)           Treasurer             August 2002         Massachusetts Financial Services Company, Senior Vice
(born 08/29/58)                                                         President (since July 2002); The Bank of New York,
                                                                        Senior Vice President (September 2000 to July 2002);
                                                                        Lexington Global Asset Managers, Inc., Executive Vice
                                                                        President and Chief Financial Officer (prior to
                                                                        September 2000); Lexington Funds, Chief Financial
                                                                        Officer (prior to September 2000)

Brian T. Hourihan(3)          Assistant Secretary   September 2004      Massachusetts Financial Services Company, Vice
(born 11/11/64)               and Assistant Clerk                       President, Senior Counsel and Assistant Secretary
                                                                        (since June 2004); Affiliated Managers Group, Inc.,
                                                                        Chief Legal Officer/Centralized Compliance Program
                                                                        (January to April 2004); Fidelity Research &
                                                                        Management Company, Assistant General Counsel (prior
                                                                        to January 2004)

Ellen Moynihan(3)             Assistant Treasurer   April 1997          Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                         President

Frank L. Tarantino            Independent Chief     June 2004           Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                        Principal (since June 2004); CRA Business Strategies
                                                                        Group (consulting services), Executive Vice President
                                                                        (April 2003 to June 2004); David L. Babson & Co.
                                                                        (investment adviser), Managing Director, Chief
                                                                        Administrative Officer and Director (February 1997 to
                                                                        March 2003)

James O. Yost(3)              Assistant Treasurer   September 1990      Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                         President

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

In addition, the Trustees have appointed Robert J. Manning, Robert C. Pozen and Laurie J. Thomsen as Advisory Trustees and
have nominated each to be elected as Trustees by shareholders. If elected, Messrs. Manning and Pozen would serve as interested
Trustees while Ms. Thomsen would serve as an independent Trustee. Information relating to Messrs. Manning and Pozen and Ms.
Thomsen is continued in the table below. The trust will hold a shareholders meeting in 2005 and at least once every five years thereafter to elect Trustees.

ADVISORY TRUSTEES
Robert J. Manning(3)          Advisory Trustee and  December 2004       Massachusetts Financial Services Company, Chief
(born 10/20/63)               President             (Advisory           Executive Officer, President, Chief Investment
                                                    Trustee);           Officer and Director
                                                    February-December
                                                    2004 (Trustee)

Robert C. Pozen(3)            Advisory Trustee      December 2004       Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                     (Advisory           (since February 2004); Harvard Law School
                                                    Trustee);           (education), John Olin Visiting Professor (since
                                                    February-December   July 2002); Secretary of Economic Affairs, The
                                                    2004 (Trustee)      Commonwealth of Massachusetts (January 2002 to
                                                                        December 2002); Fidelity Investments, Vice Chairman
                                                                        (June 2000 to December 2001); Fidelity Management &
                                                                        Research Company (investment adviser), President
                                                                        (March 1997 to July 2001); The Bank of New York
                                                                        (financial services), Director; Bell Canada
                                                                        Enterprises (telecommunications), Director; Medtronic,
                                                                        Inc. (medical technology), Director; Telesat
                                                                        (satellite communications), Director

Laurie J. Thomsen             Advisory Trustee      December 2004       Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                         capital), Co-founder and General Partner (until June
                                                                        2004); St. Paul Travelers Companies (commercial
                                                                        property liability insurance), Director
------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIANS
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                      225 Franklin Street, Boston, MA 02110

                                                                JP Morgan Chase Bank
DISTRIBUTOR                                                     One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                                     New York, NY 10081
500 Boylston Street, Boston, MA 02116-3741
                                                                INDEPENDENT REGISTERED PUBLIC
                                                                ACCOUNTING FIRM
PORTFOLIO MANAGERS                                              Deloitte & Touche LLP
Margaret W. Adams                                               200 Berkeley Street, Boston, MA 02116
Gregory Locraft

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

--------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004, if applicable.

For the year ended December 31, 2004, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 100%.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, forP an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information          Phone number         Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606       8 a.m. to 8 p.m., any
                                                  business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576       9 a.m. to 5 p.m., any
                                                  business day
--------------------------------------------------------------------------------
Share prices, account        1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required  24 hours a day, 365 days a
bond outlooks                                     year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MCD-ANN-02/05 55M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Ms. Amy B. Lane, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Ms. Lane are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to the Registrant ("Fund"). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund ("MFS Related Entities").

For the fiscal years ended December 31, 2004 and 2003, audit fees billed to the Fund by Deloitte were as follows:

                                                                Audit Fees
           FEES BILLED BY DELOITTE:                         2004         2003
                                                            ----         ----

                MFS Growth Opportunities Fund             32,500       31,300

                         TOTAL                            32,500       31,300

For the fiscal years ended December 31, 2004 and 2003, fees billed by Deloitte for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities that relate directly to the operations and financial reporting of Fund were as follows:

                           Audit-Related Fees(1)  Tax Fees(2)  All Other Fees(3)
FEES BILLED BY DELOITTE:        2004     2003     2004     2003     2004    2003
                                ----     ----     ----     ----     ----    ----

  To MFS Growth                    0        0   10,100    5,300        0       0
  Opportunities Fund

  To MFS and MFS Related   1,046,170  356,150   67,000   50,000   32,500       0
  Entities of MFS Growth
  Opportunities Fund *

Aggregate fees for
non-audit services:
                               2004              2003
                               ----              ----
  To MFS Growth             1,184,220          507,645
  Opportunities Fund, MFS and
  MFS Related Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees."

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Funds and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS GROWTH OPPORTUNITIES FUND



By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: February 24, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: February 24, 2005
      -----------------

By (Signature and Title)* RICHARD M. HISEY
                          -----------------------------------------------------
                          Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 24, 2005
      -----------------

* Print name and title of each signing officer under his or her signature.